Income Taxes - Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax expenses	¥ 197,634	$ 31,012	¥ (432,573)	¥ (392,589)
Income tax expenses computed at applicable tax rates of 25%	49,409		(108,143)	(98,147)
Non-deductible and super deduction expenses	(27,135)		769	(40,711)
Effect of tax holidays and tax rate difference	(263,431)		52,027	22,595
Change in valuation allowance	221,539		55,111	118,703
Income tax expenses/(benefit)	¥ (19,618)	$ (3,078)	¥ (236)	¥ 2,440